                             ANNUAL FINANCIAL REPORT



                                DECEMBER 31, 1998

              STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

                                                    For each share of capital stock outstanding*

                                 Year        Year        Year       Year       Year      Year       Year    Year
                                  End         End         End        End        End       End        End     End
                                12/31       12/31       12/31      12/31      12/31     12/31      12/31   12/31
                                 1998        1997        1996       1995       1994      1993       1992    1991
NET ASSET VALUE AT
BEGINNING OF PERIOD            $32.07       $30.87      $30.51    $28.14      $30.0      $29.95   $29.19   $24.62
                               ------        -----       -----     -----      -----       -----    -----    -----
Investment Income                $.52         $.64        $.73      $.75       $.72        $.62     $.62     $.72

Expenses                          .37          .38         .39       .40        .40         .33      .28      .29
                               ------        -----       -----     -----      -----       -----    -----    -----
Net Investment Income             .15          .26         .34       .35        .32         .29      .34      .43
Net realized & Unrealized
gain (Loss) on investment       (3.07)        3.16        3.72      5.14      (1.43)        .58     1.10     5.86
                               ------        -----       -----     -----      -----       -----    -----    -----
Total from Investment
operations                      (3.22)        3.42        4.06      5.49      (1.11)        .87     1.44     6.29
Dividends from net
investment income                (.15)        (.26)       (.34)     (.35)      (.32)       (.29)    (.34)    (.43)

Distributions from net
realized gain                    (.16)       (1.96)      (3.36)    (2.77)      (.43)       (.53)    (.34)   (1.29)
                               ------        -----       -----     -----      -----       -----    -----    -----

Total Distributions              (.31)       (2.22)      (3.70)    (3.12)      (.75)       (.82)    (.68)   (1.72)
Net change in net asset
value                           (3.53)        1.20         .36      2.37      (1.86)        .05      .76     4.57
Net asset value as of
end of the period              $28.54        32.07       30.87     30.51      28.14       30.00    29.95    29.19
                               ------        -----       -----     -----      -----       -----    -----    -----
Total return
(Sales load not reflected)       (10%)       11.1%       13.3%     19.5%     (3.7)%        2.9%     4.9%     25.6%
Net assets, end of period      $33,021     $37,941     $35,549   $32,236    $28,368     $31,567  $28,896   $23,931
Ratio of operating expense
to net assets**                  1.18%       1.15%       1.21%     1.28%      1.30%       1.11%    1.04%     1.18%
Ratio of net investment
income                            .49%        .79%       1.04%     1.12%      1.04%        .96%    1.25%     1.74%
to average net assets**
Portfolio turnover               32.4%       53.9%       51.2%    48.72%     33.00%      18.36%   13.10%    21.50%
Number of shares
outstanding
at end of period***          1,156,952   1,111,377   1,038,561   965,769    984,847   1,026,469   45,006   776,974


                            Year      Year       Year      Year      Year     First
                             End       End        End       End       End      Seven
                           12/31     12/31      12/31     12/31      4/30     Months
                            1990      1989       1988      1987      1987    4/30/83
                                                                     ****       ****
NET ASSET VALUE AT
BEGINNING OF PERIOD         $27.57    $22.55    $18.85    $22.43    $19.68    $12.50
                             -----     -----     -----     -----     -----     -----
Investment Income             $.70      $.73      $.67      $.40      $.38      $.38

Expenses                       .27       .26       .25       .16       .16       .20
                             -----     -----     -----     -----     -----     -----
Net Investment Income          .43       .47       .42       .24       .22       .18
Net realized & Unrealized
gain (Loss) on investment    (2.53)     5.41      4.09     (3.21)     3.45      3.08
                             -----     -----     -----     -----     -----     -----
Total from Investment
operations                   (2.10)     5.88      4.51     (2.97)     3.67      3.26
Dividends from net
investment income             (.43)     (.47)     (.42)     (.24)     (.22)     (.18)

Distributions from net
realized gain                 (.42)     (.39)     (.39)     (.38)     (.70)     (.19)
                             -----     -----     -----     -----     -----     -----

Total Distributions           (.85)     (.86)     (.81)     (.62)     (.92)     (.37)
Net change in net asset
value                        (2.95)     5.03      3.71     (3.59)     2.75      2.89
Net asset value as of
end of the period            24.62     27.57     22.55     18.85     22.43     15.39
                             -----     -----     -----     -----     -----     -----
Total return
(Sales load not reflected)  (7.6)%     26.0%     23.9%    (2.6)%     22.2%     10.4%
Net assets, end of period  $16,433   $11,893    $6,162    $4,133    $3,404      $163
Ratio of operating expense
to net assets**              1.27%     1.25%     1.24%      .80%     1.17%     1.08%
Ratio of net investment
income                       2.08%     2.20%     2.18%     1.23%     1.68%     1.69%
to average net assets**
Portfolio turnover          24.70%    14.60%    25.88%     8.57%     8.79%    74.50%
Number of shares
outstanding
at end of period***        646,664   419,212   264,414   212,704   151,848    10,592

--------------
* All adjusted for two for one share split on July 26, 1985 and January 2, 1990

**    Annualized and includes state taxes

*** Shares immediately prior to dividend - Fund commenced operation on September 3, 1982

**** At this time the fund was on a fiscal year. Table for 1983-1987 is available on request.
      Deleted to make

                VALUE OF $10,000 INVESTMENT OVER PAST 10 YEARS

           Past Performance is not predictive of Future Performance
      Average Annual Total Return (after deducting maximum sales charge):
               One Year (10%); Five Years 5.44%; Ten Years 7.6%

                                 Fund               S&P 500
                              ----------          ----------

1/1/89                        $ 9,525.00          $10,000.00
1989                          $12,009.20          $13,122.80
1990                          $11,091.50          $12,705.60
1991                          $13,926.30          $16,487.30
1992                          $14,611.90          $17,665.20
1993                          $15,033.70          $19,364.40
1994                          $14,475.40          $19,659.30
1995                          $17,297.20          $26,699.10
1996                          $19,600.10          $32,645.80
1997                          $21,771.60          $43,327.50
1998                          $19,483.10          $55,471.80

                                              DECEMBER 31, 1998

                           NEW ALTERNATIVES FUND, INC.
                            STATEMENT OF INVESTMENTS


COMMON STOCKS :    75%

                             SHARES                MARKET VALUE
                             ------                ------------
ALTERNATE ENERGY:            10.7%
*AstroPower                  15000              $   144,375.00
*Ballard Power                5000                  137,500.00
*Bonneville Pacific Corp     32325                  169,706.25
*Calpine                     15000                  378,750.00
*Energy Conversion Devices    1000                    7,250.00
*Energy Research Corp        25000                  350,000.00
Enron (Also Natural Gas)     25000                1,426,562.50
Idaho Power                   5000                  180,937.50
*Mechanical Technology        5000                   40,625.00
*Real Goods Trading           1000                    4,062.50
*Thermo Power                15000                  115,312.50
Trigen                       50000                  571,875.00
                                                  ------------
                                                $ 3,526,956.25
CLEAN AIR:                    3.3%
*BHA Group                   25000              $   346,875.00
*Thermo Instruments          50000                  753,125.00
                                                  ------------
                                                $ 1,100,000.00
CLEAN WATER :                 7.7%
Ameron                       15000              $   555,000.00
Aquarion                     15000                  615,000.00
*U.S. Filter                 60000                1,372,500.00
                                                  ------------
                                                $ 2,542,500.00
CONSERVATION :                7.6%
Interface Inc.               30000              $   278,436.00
Owens Corning                25000                  885,937.50
Minerals Technology          20000                  818,750.00
T J International            20900                  536,868.75
                                                   -----------
                                                $ 2,519,992.25
ENVIRONMENTAL (GENERAL) :     6.1%
Dames & Moore                15000                  193,125.00
*Flow International          40000                  387,500.00
*Superior Industries         30000                  601,875.00
*Tetra Tech                  12500                  338,281.25
*Thermo Electron             30000                  508,125.00
                                                  ------------
                                                $ 2,028,906.25
EFFICIENT ELECTRIC  DEVICES : 5.7%
Baldor                       35000              $   708,750.00
*SLI                         42500                1,179,375.00
                                                  ------------
                                                $ 1,888,125.00
NATURAL FOODS  :             14.3%
*Gardenburger                15000              $   172,500.00
*Horizon Organic             25000                  387,500.00
*United Natural Foods        40000                  965,000.00
*Whole Foods Markets         30000                1,451,250.00
*Wild Oats                   40000                1,260,000.00
Worthington Foods            25000                  475,000.00
                                                  ------------
                                                $ 4,711,250.00

                                                               DECEMBER 31, 1998

                           NEW ALTERNATIVES FUND, INC
                      STATEMENT OF INVESTMENTS (CONTINUED)

                           SHARES                 MARKET VALUE
                           ------                 ------------

RECYCLING                   4.2%
Caraustar Ind              20000                $   571,250.00
Imco Recycling             20000                    308,750.00
Republic Group             25000                    501,562.50
                                                   -----------
                                                  1,381,562.50
NATURAL GAS
TRANSMISSION & DISTRIBUTION 8.5%
Energen                    15000                $   292,500.00
Keyspan Energy Corp.       25000                    775,000.00
KN Energy                  10000                    363,750.00
MCN                        20000                    381,250.00
National Fuel Gas          15000                    677,812.50
Williams Co's              10000                    311,875.00
                                                  ------------
                                                 $2,802,187.50
RAILROADS                   6.9%
Burlington Northern Rail   30000                $ 1,012,500.00
Norfolk Southern Railway   40000                  1,267,500.00
                                                  ------------
                                                $ 2,280,000.00

Total Common Stock (cost $22,426,464.26)        $24,781,479.75

Market Deposits and Treasury Bills :24.5%
Socially Concerned Banks
Alternatives Federal Credit Union               $   100,000.00
Community Capital Bank                              100,000.00
South Shore Bank                                    100,000.00
Vermont National Bank                               100,000.00
U.S. Treasury Bills (cost $7,663,310.27)          7,682,054.30
                                                  ------------
                                                $ 8,082,054.30

Total Common Stock (75%)                        $24,781,479.75
Bank money market and Treasury Bills(24.50%)      8,082,054.30
Cash and **Receivables, less liabilities (0.50)%    158,185.04
                                                --------------
NET ASSETS (100 %)                              $33,021,719.09

*Securities for which no cash dividends were paid during the fiscal year

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31 1998


                                     ASSETS

Investment Securities at market value
(Cost:$22,426,464.26) (Notes 2A and 5)..........$24,781,479.75
Bank money market deposits.......................   400,000.00
U.S.Treasury Bills at market..................... 7,682,054.30
Cash.............................................    65,092.45
Receivables:  Dividends..........................    23,212.00
              Interest...........................       587.77
              Securities Sold....................   168,494.37
              Subscriptions receivable...........     5,481.08
                                                  ------------

Total Assets  ..................................$33,126,401.72


                                   LIABILITIES

Payables:     Accrued Operating Expenses :

Accounting....................................    $     403.00
Custodian................................ ....        2,560.30
Directors Fees ...............................        1,483.27
State Taxes ..................................          450.19
Advisory fee .................................       22,302.69
Regulatory fees ..............................        7,019.73
Printing .....................................        6,921.16
Bond and Insurance............................        3,770.72
Transfer Agent-Fund Plan Services.............        4,263.63
Fund Pricing-Fund Plan Services...............        2,056.49
Other.........................................        3,442.19
                                                     ---------
                                                     54,673.37


Securities Purchased..........................          ---
Redemptions Payable...........................       10,000.00
Dividend distribution payable.................       40,009.26

Total Liabilities ............................    $ 104,682.63
                                                   -----------

Net Assets at market, applicable to 1,156,952.553 outstanding shares. There are eight million common shares authorized. There is only one class of common stock. (note 3)

                                                ==============
                                                $33,021,719.09

                                                                               5
                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDING DECEMBER 31, 1998

                  INVESTMENT INCOME AND EXPENSE
INCOME :
Dividends.....................................$  392,032.63
Interest .....................................   212,657.58
                                              -------------
Total Income .................................$  604,690.21

EXPENSES :
Management Fee (note 4) ..................... $  281,189.52
Custodian fees
United Missouri Bank.........................     20,075.00
State Taxes..................................        430.70
Accounting ..................................      4,369.00
Directors ...................................      2,671.80
Filing Fees..................................     11,169.00
Postage and Printing ........................     14,600.00
Bond and Insurance ..........................      6,454.85
Transfer Agent-First Data ...................     43,800.00
Fund Pricing-First Data .....................     30,726.00
Other........................................     12,775.00
                                              -------------
Total Expenses ..............................  $ 428,262.87

NET INVESTMENT INCOME .......................  $ 176,427.34

       NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

REALIZED GAIN ON INVESTMENTS (note 2B&5)

Proceeds from sales..........................$15,034,579.58
Cost of Securities Sold ..................... 14,846,575.61
                                             --------------
Net Realized Gain ...........................$   188,003.97

UNREALIZED APPRECIATION (DEPRECIATION) of investments :

Beginning of period .........................$ 6,572,267.08
End of period  ..............................  2,355,015.49
                                             --------------
Total unrealized appreciation (depreciation).$(4,217,251.59)
For the period.

Net realized and unrealized gain (loss)
on investments .... ........................ $   756,327.18
                                             --------------

Net increase (decrease) in net assets
resulting from operations....................$(3,852,820.28)
                                             --------------

                                                                               6
                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                       Year End         Year End
                                       12/31/98          12/31/97


FROM INVESTMENT ACTIVITIES:


Net Investment Income ............ $   176,427.34    $   288,448.08
Net Realized gain from
security transactions ............     188,003.97      2,179,207.35
Unrealized appreciation
(depreciation) of investments.....  (4,217,251.59)     1,408,056.31
                                   ---------------   --------------

Increase (decrease) in net assets
derived from investment
activities........................ $(3,852,820.28)   $ 3,875,711.74
                                   ---------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS :

From net investment income........
dividends to shareholders ........ $  (176,501.42)   $  (288,422.67)
Distributions to shareholders.....    (188,130.28)    (2,179,188.28)

FROM CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) from
Capital transactions (note 3)..... $  (702,052.38)   $   984,268.75
INCREASE (DECREASE) IN
NET ASSETS:....................... $(4,919,504.36)   $ 2,392,369.54

NET ASSETS AT :

Beginning of the period...         $37,941,223.45   $ 35,548,869.45
                                   ---------------   --------------
End of the period................  $33,021,719.09   $ 37,941,238.99
                                   ===============  ===============

                      NOTES TO FINANCIAL STATEMENT FOR THE
                      YEAR ENDING DECEMBER 31, 1998

1) ORGANIZATION - The fund is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The fund commenced operations September 3, 1982.

2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies consistently followed by the fund in the preparation of these financial statements. The policies are in conformity with generally accepted accounting principles:

A. SECURITY VALUATION - listed investments are stated at the last sale price at the closing of the New York Stock Exchange, the American Stock Exchange and the NASD National Market System on December 31, 1998 and at the mean between the bid and asked price on the over the counter market.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date order to buy or sell is executed). Realized gains and losses from security transactions are reported on a first in, first out basis.

C. INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex-dividend date. Expenses are accrued on a daily basis.

D. FEDERAL INCOME TAXES - No provision for federal income tax is believed necessary since the fund intends to distribute all its taxable income to comply with the provisions of the Internal Revenue Code applicable to investment companies. The aggregate cost of the securities owned by the fund on December 31, 1998 for federal tax purposes is $22,426,464.26.

3) CAPITAL STOCK - There are eight million shares of capital stock authorized. On December 31, 1998 there were 1,156,952.553 shares after the dividend. Aggregate paid in capital including reinvestment of dividends was $30,666,865.52. Transactions in capital stock were as follows:

                       Year End 12/31/98              Year End 12/31/97
                       -----------------              -----------------
                    Shares         $ Amount          Shares       $ Amount
Capital stock
sold............   78,407.173    2,481,638.78      68,392.297    2,195,444.11

Capital stock
issued reinvest-
ment of div.....   11,477.383      327,935.59      68,554.443    2,198,834.61

Redemptions.     (115,835.579)  (3,511,626.75)   (105,757.199)  (3,410,009.97)
                  -----------    ------------     -----------    ------------

Net Increase/
 (decrease)       (25,951.023) $  (702,052.38)     31,189.541   $  984,268.75
                  -----------  --------------     -----------   -------------

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Pursuant to agreements, Accrued Equities, Inc. serves as investment advisor to the Fund. The Fund pays to Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets; 0.75% of the next $20 million; and 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses) exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale, Accrued Equities reduces its management fee by the amount of such excess expenses. The annualized expense ratio for the year ended December 31, 1998 was 1.18%. The fund pays no remuneration to its officers, each of whom is also an officer of Accrued Equities, Inc.

5) PURCHASES AND SALES OF SECURITIES - During the six months ended December 31, 1998, the aggregate cost of securities purchased totaled $11,111,326.92. Net realized gains were computed on a first in, first out basis. The amount realized on sales of securities for the year ended December 31, 1998 was $15,034,579.58.